Securities - Summary of Interest Income Calculated Using Effective Interest Method (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 1,533	$ 1,740	$ 3,107	$ 3,642
FVOCI securities
Disclosure Of interest, dividend and fee income [Line Items]
Total	1,054	1,079	2,099	2,176
Amortized cost securities
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 479	$ 661	$ 1,008	$ 1,466